Rental Expense Under Operating Leases (Detail) - USD ($) $ in Thousands	12 Months Ended
	Apr. 29, 2017	Apr. 30, 2016	May 02, 2015
Operating Leased Assets [Line Items]
Minimum rentals	$ 302,784	$ 297,322	$ 294,214
Percentage rentals	1,353	1,821	2,305
Operating Leases, Rent Expense, Net, Total	$ 304,137	$ 299,143	$ 296,519